Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 3,444	£ 3,290
Deferred tax liability	(15)	(23)
Net deferred tax	3,429	3,267
Intermediate Holding Company - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,001	1,037
US Branch Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,048	1,015
UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	886	818
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 509	£ 420